Income Tax Benefit	12 Months Ended
Jun. 30, 2019
Income Tax Benefit [Abstract]
Income Tax Benefit

Note 4. Income Tax Benefit

	2019 AUD$	2018 Restated AUD$
Unused tax losses for which no deferred tax asset has been recognized	37,202,960	34,749,580
Potential tax benefit @ 27.5%	10,230,814	9,556,135

The unused tax losses for the year ended June 30, 2018 have been restated to reflect the income tax returns lodged for the same period.

Numerical reconciliation of income tax expense to prima facie tax payable

	30 June 2019	30 June 2018
	AUD$	AUD$
Loss from continuing operations before income tax expense	(4,632,743)	(3,010,929)
Tax at the Australian tax rate of 27.5% (2018: 27.5%)	(1,274,004)	(828,005)
Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
R&D tax incentive	(146,026)	(508,509)
Accounting expenditure subject to R&D tax incentive	335,693	752,949
Share-based payments	369,463	16,493
Net impact of other amounts not deductible (taxable)	38,656	26,956
Subtotal	(676,218)	(540,116)

Difference in overseas tax rates	1,539	—
Tax losses and other timing differences for which no deferred tax asset is recognized	674,679	540,116
Income tax expense	—	—